Employee Benefit Plans - Narrative (Details)							1 Months Ended	12 Months Ended
	Mar. 11, 2025 $ / shares shares	Mar. 03, 2025 $ / shares shares	Dec. 13, 2024 $ / shares shares	Mar. 07, 2024 $ / shares shares	Mar. 06, 2024 $ / shares shares	May 01, 2023 $ / shares shares	Apr. 30, 2018 USD ($) shares	Dec. 31, 2025 USD ($) age $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Jun. 06, 2019 shares
Defined Benefit Plan Disclosure [Line Items]
Bank-owned life insurance ("BOLI")								$ 283,094,000	$ 274,908,000
Bank-owned life insurance								8,186,000	7,319,000	$ 10,126,000
Defined contribution plan, cost								2,900,000	2,100,000	3,000,000
Employee stock ownership plan expense								$ 3,414,000	$ 3,808,000	4,095,000
Number of shares authorized (in shares) | shares												7,949,996
Equity instruments other than options, grants in period (in dollars per share) | $ / shares			$ 16.23		$ 16.93	$ 16.49
Grants in period (in shares) | shares			454,327		18,810	286,265		454,327	305,075
Grants in period (in dollars per share) | $ / shares			$ 6.24		$ 6.19	$ 6.13
Options exercised in period, intrinsic value								$ 4,000	$ 261,000	154,000,000,000
Employee stock ownership plan, shares authorized and purchased (in shares) | shares								4,304,000	4,345,000
Shares released and allocated to participants (in shares) | shares								1,511,000	1,324,000
Northfield Bancorp, Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Bank-owned life insurance ("BOLI")								$ 182,828,000	$ 175,759,000
Bank-owned life insurance								$ 7,069,000	4,216,000	3,631,000
Percent of employer match on employee contributions								25.00%
Employee stock ownership plan expense								$ 1,200,000	1,100,000	1,300,000
Share-based payment expense								$ 3,000,000	$ 2,300,000	$ 2,400,000
Grants in period (in shares) | shares								0
Requisite service period for employees to be eligible for 401(k) plan								30 days
Contribution plan participation period (years)								3 years
Contribution plan subsequent participation period (years)								3 years
Company contribution amount								$ 755,000	$ 736,000	$ 629,000
Estimated loss that will be amortized from accumulated other comprehensive income into net periodic cost								6,000
Prior service credit that will be amortized from accumulated other comprehensive income into net periodic cost								$ 19,000
Medical cost trend rate								8.25%
Medical cost trend rate reduction percent per year								0.50%
Medical cost trend rate ultimate rate								4.75%
Benefits paid								$ 88,000	$ 109,000	106,000
Benefits expected to be paid under the postretirement health benefits plan in 2026								90,000
Benefits expected to be paid under the postretirement health benefits plan in 2027								96,000
Benefits expected to be paid under the postretirement health benefits plan in 2028								97,000,000
Benefits expected to be paid under the postretirement health benefits plan in 2029								97,000,000
Benefits expected to be paid under the postretirement health benefits plan in 2030								96,000,000
Benefits expected to be paid under the postretirement health benefits plan in 2031 through 2035								$ 427,000,000
Restricted Stock
Defined Benefit Plan Disclosure [Line Items]
Number of shares authorized (in shares) | shares												2,271,427
Equity instruments other than options, grants in period (in shares) | shares	32,070	177,186	38,389	27,162	185,279			209,256	250,830
Equity instruments other than options, grants in period (in dollars per share) | $ / shares	$ 15.01	$ 16.23	$ 16.93	$ 16.57	$ 16.49			$ 16.04	$ 16.57
Number of shares available for grant (in shares) | shares								207,594
Share-based payment expense								$ 2,700,000	$ 3,500,000	$ 4,100,000
Equity instrument other than options, nonvested (in shares) | shares								438,894	442,559	435,541
Nonvested award, excluding option, cost not yet recognized								$ 3,100,000
Cost not yet recognized, period for recognition								1 year 2 months 12 days
Stock Option
Defined Benefit Plan Disclosure [Line Items]
Number of shares authorized (in shares) | shares												5,678,569
Number of shares available for grant (in shares) | shares								1,171,755
Share-based payment expense								$ 2,100,000	$ 3,000,000	$ 3,900,000
Equity instrument other than options, nonvested (in shares) | shares								659,453
Nonvested award, excluding option, cost not yet recognized								$ 2,600,000
Cost not yet recognized, period for recognition								2 years
Expiration period (in years)			10 years		10 years	10 years
Expected term					5 years
Risk free interest rate			4.02%		4.25%	4.12%
Expected volatility rate			31.10%		32.89%	29.13%
Expected dividend rate			0.00%		0.00%	0.00%
Columbia Bank Employee Stock Ownership Plan
Defined Benefit Plan Disclosure [Line Items]
Proceeds from repayments of loans by employee stock ownership plans							$ 45,400,000
Loan term							20 years	20 years
Shares contributed to ESOP (in shares) | shares							4,542,855
Fixed interest rate							4.75%
Employee stock ownership plan expense								$ 3,400,000	3,800,000	4,100,000
First ESOP | Northfield Bancorp, Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Employee stock ownership plan, shares authorized and purchased (in shares) | shares								2,463,884
Initial public offering price (usd per share) | $ / shares								$ 7.13
Outstanding loan balance								$ 5,000,000	$ 5,900,000
Shares released and allocated to participants (in shares) | shares								107,212	106,215
Second ESOP | Northfield Bancorp, Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Employee stock ownership plan, shares authorized and purchased (in shares) | shares								1,422,357
Initial public offering price (usd per share) | $ / shares								$ 10
Outstanding loan balance								$ 8,900,000	$ 9,400,000
Shares released and allocated to participants (in shares) | shares								54,792	54,083
Supplemental ESOP | Northfield Bancorp, Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contribution to SESOP plan								$ 30,000	$ 30,000	53,000
Minimum
Defined Benefit Plan Disclosure [Line Items]
Percent of employer match on employee contributions								3.00%
Minimum | Northfield Bancorp, Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Percent of compensation employees can invest in 401(k) plan								2.00%
Matching contribution percent								25.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Percent of employer match on employee contributions								4.50%
Maximum | Northfield Bancorp, Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Percent of compensation employees can invest in 401(k) plan								100.00%
Matching contribution percent								50.00%
RIM Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, funded (unfunded) status of plan								$ (13,534,000)	(12,812,000)
Defined contribution plan, cost								1,000	12,000	40,000
SERP compensation (benefit) expense								40,000	46,000	(32,000)
Defined benefit plan, net periodic benefit cost (credit)								884,000	1,004,000	966,000
Benefits paid								455,000	345,000
Benefits expected to be paid under the postretirement health benefits plan in 2026								727,000
Benefits expected to be paid under the postretirement health benefits plan in 2027								872,000
Benefits expected to be paid under the postretirement health benefits plan in 2028								945,000
Benefits expected to be paid under the postretirement health benefits plan in 2029								992,000
Benefits expected to be paid under the postretirement health benefits plan in 2030								1,021,000
Benefits expected to be paid under the postretirement health benefits plan in 2031 through 2035								5,266,000
Benefit obligation								13,534,000	12,812,000	12,812,000	$ 13,550,000
RIM Plan | Northfield Bancorp, Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, net periodic benefit cost (credit)								1,700,000	1,700,000
Benefit obligation								16,800,000	15,800,000
RIM Plan | Director
Defined Benefit Plan Disclosure [Line Items]
SERP compensation (benefit) expense								194,000	96,000	0
RIM Plan | Acquired Roselle Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, net periodic benefit cost (credit)								18,000	19,000	20,000
RIM Plan | Acquired Freehold Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, net periodic benefit cost (credit)								14,000	4,000	2,000
Post-retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, funded (unfunded) status of plan								$ (22,185,000)	$ (22,271,000)
Trend rate, pre-65 (as a percent)								7.85	0.083
Trend rate, post-65 (as a percent)								10.15	0.1075
Trend rate, through 2035 (as a percent)								0.045
Trend rate, through 2033 (as a percent)									0.045
Defined benefit plan, net periodic benefit cost (credit)								$ 1,354,000	$ 1,365,000	1,185,000
Benefits paid								1,071,000	617,000
Benefits expected to be paid under the postretirement health benefits plan in 2026								1,670,000
Benefits expected to be paid under the postretirement health benefits plan in 2027								1,771,000
Benefits expected to be paid under the postretirement health benefits plan in 2028								1,803,000
Benefits expected to be paid under the postretirement health benefits plan in 2029								1,808,000
Benefits expected to be paid under the postretirement health benefits plan in 2030								1,738,000
Benefits expected to be paid under the postretirement health benefits plan in 2031 through 2035								8,190,000
Benefit obligation								22,185,000	22,271,000	22,271,000	21,148,000
Post-retirement Plan | Acquired RSI Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, net periodic benefit cost (credit)										113
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, funded (unfunded) status of plan								265,749,000	230,873,000
Defined benefit plan, net periodic benefit cost (credit)								(18,136,000)	(14,130,000)	(13,659,000)
Benefits paid								16,225,000	11,098,000
Benefits expected to be paid under the postretirement health benefits plan in 2026								13,772,000
Benefits expected to be paid under the postretirement health benefits plan in 2027								14,731,000
Benefits expected to be paid under the postretirement health benefits plan in 2028								15,619,000
Benefits expected to be paid under the postretirement health benefits plan in 2029								16,373,000
Benefits expected to be paid under the postretirement health benefits plan in 2030								17,022,000
Benefits expected to be paid under the postretirement health benefits plan in 2031 through 2035								90,351,000
Benefit obligation								$ 254,939,000	246,890,000	246,890,000	$ 255,868,000
Pension Plan | Minimum
Defined Benefit Plan Disclosure [Line Items]
Percent of employer match on employee contributions								3.00%
Pension Plan | Maximum
Defined Benefit Plan Disclosure [Line Items]
Percent of employer match on employee contributions								4.50%
Pension Plan | Acquired RSI Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, net periodic benefit cost (credit)										(182)
Other Pension, Postretirement and Supplemental Plans | Acquired RSI Plan
Defined Benefit Plan Disclosure [Line Items]
Liability, defined benefit plan								$ 269,000	255,000
Defined benefit plan, expense								20,000	2,000	11,000
Other Pension, Postretirement and Supplemental Plans | Acquired Freehold Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, net periodic benefit cost (credit)								15,000,000	(1,000)	(24,000)
Defined benefit plan, annual benefit payment amount								$ 12,000
Defined benefit plan, benefit payment installment period								120 months
Liability, defined benefit plan								$ 0	354,000
Postemployment Retirement Benefits | Acquired RSI Plan
Defined Benefit Plan Disclosure [Line Items]
Liability, defined benefit plan								161,000	227,000
Defined benefit plan, expense								$ 7,000	$ 9,000	$ 11,000
Defined benefit plan, period directors elected not to receive director fees								5 years
Defined benefit plan, payment commencement age | age								65